Note 4 - Summary of Significant Accounting Policies (Details) - Valuation Assumptions - $ / shares		3 Months Ended	12 Months Ended
		Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Inputs, Level 3 [Member] | Series 2023 PIK Note Derivative Liability [Member]
Note 4 - Summary of Significant Accounting Policies (Details) - Valuation Assumptions [Line Items]
Market price and estimated fair value of stock		$ 0.70	$ 0.73
Exercise price		$ 1.36	$ 1.36
Term (years)		8 years 120 days	8 years 211 days
Expected volatility		60.90%	52.00%
Risk-free interest rate		1.81%	2.08%
Fair Value, Inputs, Level 3 [Member] | Series A PIK Note Derivative Liability [Member]
Note 4 - Summary of Significant Accounting Policies (Details) - Valuation Assumptions [Line Items]
Market price and estimated fair value of stock		$ 0.70	$ 0.73
Exercise price		$ 0.92	$ 0.92
Term (years)		3 years 211 days	3 years 302 days
Expected volatility		60.90%	52.00%
Risk-free interest rate		1.81%	2.08%
Series 2023 PIK Note Derivative Liability [Member]
Note 4 - Summary of Significant Accounting Policies (Details) - Valuation Assumptions [Line Items]
Market price and estimated fair value of stock			$ 1.10	$ 0.73
Exercise price			$ 1.40	$ 0.92
Term (years)			9 years 211 days	3 years 302 days
Expected volatility	[1]		76.90%	52.00%
Risk-free interest rate			2.96%	2.08%
Series A PIK Note Derivative Liability [Member]
Note 4 - Summary of Significant Accounting Policies (Details) - Valuation Assumptions [Line Items]
Market price and estimated fair value of stock			$ 1.10
Exercise price			$ 1.93
Term (years)			3 years
Expected volatility	[1]		76.90%
Risk-free interest rate			0.78%

[1]	During the first quarter of 2014, the Company revised its assumption for expected volatility by switching from a peer-group average volatility to the Company's three-year historical volatility in measuring the value of the derivative liabilities mentioned above. Prior to 2011, the occurrence of certain corporate events would not have made the historical volatility calculations meaningful or accurate if included. This reduction in volatility led to a reduced valuation for both the Warrant and Series 2023 PIK Note derivative liabilities of approximately $118,500 and $126,000, respectively. The remaining decrease in the valuation is attributable to the decline in stock price.